Unaudited Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 1,558,000	$ 7,490,000	$ 20,539,000	$ 21,925,000
Cost and expenses
Cost of revenues	2,054,000	4,837,000	15,818,000	13,462,000
General and administrative expenses	3,000,000	2,461,000	11,267,000	4,760,000
Stock based compensation expense	772,000	208,000	1,588,000	(152,000)
Depreciation expense	1,071,000	3,247,000	11,179,000	14,958,000
Impairment of digital assets				275,000
Impairment of miners				8,335,000
Unrealized loss (gain) on digital assets	127,000	(1,703,000)	(1,566,000)
Realized gain on sale of digital assets				(535,000)
Total operating expenses	7,024,000	9,050,000	38,286,000	41,103,000
Loss from operations	(5,466,000)	(1,560,000)	(17,747,000)	(19,178,000)
Other income (expense)
Unrealized loss on marketable securities	(66,000)	(216,000)	(288,000)	168,000
Realized gain from use of digital assets				3,899,000
Gain on settlement of accounts payable	449,000
Merger and acquisition costs	(1,194,000)		(394,000)
Other income				446,000
Gain on settlement of BTC Note			6,248,000
Change in fair value of notes payable		(9,638,000)	(8,058,000)	(13,297,000)
Interest expense	(3,000)	(330,000)	(915,000)	(758,000)
Loss on disposal of asset			(146,000)	(55,000)
Total other expense	(814,000)	(10,184,000)	(3,553,000)	(9,597,000)
Loss before provision for income taxes	(6,280,000)	(11,744,000)	(21,300,000)	(28,775,000)
Provision for income taxes				176,000
Net loss	$ (6,280,000)	$ (11,744,000)	$ (21,300,000)	$ (28,599,000)
Net loss per share, basic (in Dollars per share)	$ (0.09)	$ (0.36)	$ (0.51)	$ (0.83)
Net loss per share, diluted (in Dollars per share)	$ (0.09)	$ (0.36)	$ (0.51)	$ (0.83)
Weighted average shares outstanding – basic (in Shares)	70,553,398	32,436,759	41,911,711	34,270,512
Weighted average shares outstanding - diluted (in Shares)	70,553,398	32,436,759	41,911,711	34,270,512
Mining activities
Revenues
Total revenues			$ 20,539,000	$ 21,052,000
Management services
Revenues
Total revenues				$ 873,000